Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	000-56196
Entity Registrant Name	ODYSSEY HEALTH, INC.
Entity Central Index Key	0001626644
Entity Tax Identification Number	47-1022125
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2300 West Sahara Avenue, Suite 800 - #4012
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89102
City Area Code	702
Local Phone Number	780-6559
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	ODYY
Title of 12(g) Security	Common Stock ($0.001 par value)
Entity Emerging Growth Company	false